Real Estate Assets, Net - Asset Acquisitions (Q3) (Details) - USD ($)			9 Months Ended
	Mar. 19, 2020	May 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payment for asset acquisition	$ 103,600,000
Credit facility entered into in conjunction with acquisition of real estate		$ 35,995,000	$ 12,000,000	$ 0
Carrying Value
Business Acquisition [Line Items]
Lines of credit, fair value disclosure					$ 35,995,000	$ 0
JP Morgan Credit Facility | Carrying Value
Business Acquisition [Line Items]
Lines of credit, fair value disclosure	$ 50,000,000		48,500,000		$ 0
Credit facility entered into in conjunction with acquisition of real estate			$ 67,600,000
One Upland
Business Acquisition [Line Items]
Building		82,145,536
Land		14,514,535
Land Improvements		3,009,335
Personal Property		1,967,566
Intangible		2,305,430
Total		$ 103,942,402
Weighted-average amortization period		6 months